INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Gross deferred tax assets:
Pension, postretirement and other employee benefits	$ 149	$ 565
Cellulosic Biofuel Producer Credit tax credit carry forwards	0	13,688
Capitalized real estate costs	3,570	4,564
U.S. TRS net operating loss	37,284	30,061
Other	8,166	5,073
Total gross deferred tax assets	49,169	53,951
Less: Valuation allowance	(48,147)	(50,418)
Total deferred tax assets after valuation allowance	1,022	3,533
Gross deferred tax liabilities:
Other	(1,105)	(3,616)
Total gross deferred tax liabilities	(1,105)	(3,616)
Net deferred tax liability reported as noncurrent	$ (83)	$ (83)